Schedule of Investments
(unaudited)
September 30, 2025
BlackRock Capital Appreciation Portfolio
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.2%
Axon Enterprise, Inc.
(a) (b)
................ 5,299 $ 3,802,774
Howmet Aerospace, Inc. ................ 16,554 3,248,392
TransDigm Group, Inc. ................. 1,201 1,582,942
8,634,108
Automobiles — 4.4%
Ferrari NV
(a)
........................ 10,387 5,039,980
Tesla, Inc.
(b)
......................... 15,650 6,959,868
11,999,848
Broadline Retail — 8.1%
Amazon.com, Inc.
(b)
................... 99,676 21,885,859
Building Products — 0.6%
Trane Technologies plc ................. 3,677 1,551,547
Capital Markets — 3.7%
Blue Owl Capital, Inc. , Class A
(a)
........... 111,867 1,893,908
KKR & Co., Inc. ...................... 40,482 5,260,636
S&P Global, Inc. ..................... 5,756 2,801,503
9,956,047
Chemicals — 0.4%
Sherwin-Williams Co. (The) .............. 2,857 989,265
Electrical Equipment — 0.6%
Vertiv Holdings Co. , Class A ............. 10,270 1,549,332
Electronic Equipment, Instruments & Components — 1.4%
Amphenol Corp. , Class A ............... 17,002 2,103,997
Corning, Inc. ........................ 20,891 1,713,689
3,817,686
Entertainment — 5.4%
(b)
Netflix, Inc. ......................... 7,101 8,513,531
Spotify Technology SA ................. 8,651 6,038,398
14,551,929
Financial Services — 5.0%
Adyen NV
(b) (c) (d)
...................... 2,002 3,221,376
Visa, Inc. , Class A .................... 30,009 10,244,472
13,465,848
Health Care Equipment & Supplies — 2.5%
(b)
Boston Scientific Corp. ................. 28,428 2,775,426
Intuitive Surgical, Inc. .................. 8,926 3,991,975
6,767,401
Hotels, Restaurants & Leisure — 1.0%
Hilton Worldwide Holdings, Inc. ........... 10,836 2,811,292
Interactive Media & Services — 6.4%
Meta Platforms, Inc. , Class A ............. 23,559 17,301,258
IT Services — 1.1%
(b)
Shopify, Inc. , Class A .................. 12,099 1,798,032
Snowflake, Inc. , Class A ................ 5,652 1,274,809
3,072,841
Life Sciences Tools & Services — 0.7%
Danaher Corp. ...................... 9,705 1,924,113
Media — 0.1%
Charter Communications, Inc. , Class A
(b)
..... 672 184,870
Pharmaceuticals — 2.5%
Eli Lilly & Co. ....................... 8,961 6,837,243
Security
Shares
Shares Value
Real Estate Management & Development — 0.7%
CoStar Group, Inc.
(b)
................... 20,811 $ 1,755,824
Semiconductors & Semiconductor Equipment — 24.0%
ASM International NV .................. 3,486 2,102,580
ASML Holding NV (Registered), NYRS , ADR .. 1,597 1,546,040
Broadcom, Inc. ...................... 54,271 17,904,546
NVIDIA Corp. ....................... 199,831 37,284,468
Taiwan Semiconductor Manufacturing Co. Ltd. ,
ADR ........................... 21,846 6,101,369
64,939,003
Software — 19.4%
AppLovin Corp. , Class A
(b)
............... 10,073 7,237,853
Cadence Design Systems, Inc.
(b)
.......... 14,906 5,235,882
Fair Isaac Corp.
(b)
..................... 713 1,067,026
Intuit, Inc. .......................... 11,324 7,733,273
Microsoft Corp. ...................... 53,042 27,473,104
Oracle Corp. ........................ 13,200 3,712,368
52,459,506
Specialty Retail — 1.6%
Carvana Co. , Class A
(b)
................. 11,145 4,204,340
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc. ......................... 70,418 17,930,535
Total Common Stocks — 99 .4%
(Cost: $ 141,491,902 ) .............................. 268,589,695
Preferred Securities
Preferred Stocks — 1.0%
Interactive Media & Services — 1.0%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,124,559 )
(b) (e) (f)
................ 10,263 2,595,205
Total Preferred Securities — 1 .0%
(Cost: $ 1,124,559 ) ............................... 2,595,205
Total Long-Term Investments — 100.4%
(Cost: $ 142,616,461 ) .............................. 271,184,900
Short-Term Securities
Money Market Funds — 2.6%
(g)(h)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(i)
.................... 6,863,629 6,867,061
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 222,261 222,261
Total Short-Term Securities — 2 .6%
(Cost: $ 7,089,322 ) ............................... 7,089,322
Total Investments — 103 .0%
(Cost: $ 149,705,783 ) .............................. 278,274,222
Liabilities in Excess of Other Assets — (3.0) % ............. (8,042,933)
Net Assets — 100.0% ...............................
$ 270,231,289

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Capital Appreciation Portfolio
3
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,595,205, representing 0.96% of its net assets as of period end, and an original cost of $1,124,559.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 6,864,704
(a)
$ — $ 2,357 $ — $ 6,867,061 6,863,629 $ 6,908
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 337,890 — (115,629)
(a)
— — 222,261 222,261 14,984 —
$ 2,357 $ — $ 7,089,322 $ 21,892 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2025
BlackRock Capital Appreciation Portfolio
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 8,634,108 $ — $ — $ 8,634,108
Automobiles .......................................... 11,999,848 — — 11,999,848
Broadline Retail ........................................ 21,885,859 — — 21,885,859
Building Products ....................................... 1,551,547 — — 1,551,547
Capital Markets ........................................ 9,956,047 — — 9,956,047
Chemicals ............................................ 989,265 — — 989,265
Electrical Equipment ..................................... 1,549,332 — — 1,549,332
Electronic Equipment, Instruments & Components ................. 3,817,686 — — 3,817,686
Entertainment ......................................... 14,551,929 — — 14,551,929
Financial Services ...................................... 10,244,472 3,221,376 — 13,465,848
Health Care Equipment & Supplies ........................... 6,767,401 — — 6,767,401
Hotels, Restaurants & Leisure .............................. 2,811,292 — — 2,811,292
Interactive Media & Services ............................... 17,301,258 — — 17,301,258
IT Services ........................................... 3,072,841 — — 3,072,841
Life Sciences Tools & Services .............................. 1,924,113 — — 1,924,113
Media ............................................... 184,870 — — 184,870
Pharmaceuticals ....................................... 6,837,243 — — 6,837,243
Real Estate Management & Development ....................... 1,755,824 — — 1,755,824
Semiconductors & Semiconductor Equipment .................... 62,836,423 2,102,580 — 64,939,003
Software ............................................. 52,459,506 — — 52,459,506
Specialty Retail ........................................ 4,204,340 — — 4,204,340
Technology Hardware, Storage & Peripherals .................... 17,930,535 — — 17,930,535
Preferred Securities ....................................... — — 2,595,205 2,595,205
Short-Term Securities
Money Market Funds ...................................... 7,089,322 — — 7,089,322
$ 270,355,061 $ 5,323,956 $ 2,595,205 $ 278,274,222
Portfolio Abbreviation
ADR American Depositary Receipts
NYRS New York Registered Shares